Investments - Schedule of the Changes in the Carrying Value of Equity Investments (Detail) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Balance at beginning of period	$ 68,229	[1]	$ 66,008	[2]	$ 66,008	[2]	$ 42,516
Investments in privately held companies	9,674		1,273		1,162		25,390
Upward adjustments	1,511		4,142		4,969		753
Downward adjustments	(3,156)		(233)		(2,098)		(1,040)
Realized gains (losses) and impairments	(217)		(368)		(1,812)		(1,611)
Balance at end of period	$ 76,041	[3]	$ 70,822	[4]	$ 68,229	[1]	$ 66,008	[2]

[1]	Excludes $15.9 million of strategic investments not accounted for under the measurement alternative as of December 31, 2024.
[2]	Excludes $9.9 million of strategic investments not accounted for under the measurement alternative as of December 31, 2023.
[3]	Excludes $7.8 million of strategic investments not accounted for under the measurement alternative as of June 30, 2025.
[4]	Excludes $9.0 million of strategic investments not accounted for under the measurement alternative as of June 30, 2024.